Share of profit/loss of investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 359	€ 255	€ 499
Regeneron
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 343	€ 245	€ 484